NAVIGATOR TACTICAL FIXED INCOME FUND

Class A	Ticker: NTBAX
Class C	Ticker: NTBCX
Class I	Ticker: NTBIX

NAVIGATOR DURATION NEUTRAL BOND FUND

Class A	Ticker: NDNAX
Class C	Ticker: NDNCX
Class I	Ticker: NDNIX

NAVIGATOR ULTRA SHORT BOND FUND

Class A	Ticker: NUSAX
Class I	Ticker: NUSIX

(each a series of Northern Lights Fund Trust)

Supplement dated May 8, 2019 to the Prospectus and Statement of Additional Information dated January 28, 2019 for Navigator Tactical Fixed Income Fund and Navigator Duration Neutral Fund and the Prospectus and Statement of Additional Information dated February 12, 2019 for Navigator Ultra Short Bond Fund

______________________________________________________________________

Effective May 1, 2019, please be advised that Alexander Meyer has been added as a portfolio manager for each of Navigator Tactical Fixed Income Fund, Navigator Duration Neutral Bond Fund and Navigator Ultra Short Bond Fund.

Prospectus

Accordingly, the following has been added to the summary version of each Fund’s prospectus in the section entitled “Portfolio Managers”:

Alexander Meyer, CFA, is a Portfolio Manager and a member of the adviser’s investment committee. He has served the Fund as a Portfolio Manager since May 2019.

Additionally, the following has been added to the section entitled “Management” in each Fund’s prospectus:

Alexander Meyer is a Portfolio Manager on Clark Capital’s Fixed Income Team and is responsible for managing the Navigator® fixed income mutual funds. Mr. Meyer has over 10 years of industry experience across fixed income sectors including municipals, investment grade corporates, and high yield corporate bonds. Prior to joining the firm in 2019, Mr. Meyer served as Vice President at Jefferies. He graduated Summa Cum Laude from the University of Pennsylvania with a B.A. in Economics and holds the CFA® designation.

Statement of Additional Information

As of May 1, 2019, Mr. Meyer did not own any shares of the Funds.

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information, dated January 28, 2019, and the Prospectus and Statement of Additional Information dated February 12, 2019. This supplement should be read in conjunction with the Prospectuses and Statements of Additional Information and should be retained for future reference.